Financial Instruments - Summary of fair value of financial instruments (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 677.8	$ 611.1
Financial liabilities	2,408.7	2,401.4
Trade receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	274.7	259.3
Borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2,066.2	2,115.9
Foreign exchange forward contract [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	10.5	1.0
Foreign exchange collar contract [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	4.3	2.8
Measured at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	603.1	577.4
Financial liabilities	2,393.9	2,326.4
Measured at amortized cost [member] | Borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2,066.2	2,115.9
Measured at fair value [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	74.8	33.8
Financial liabilities	2,209.0	2,250.7
Measured at fair value [member] | Borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Non-current borrowings	2,194.2
Financial liabilities	2,194.2	2,246.9
Measured at fair value [member] | Foreign exchange forward contract [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	10.5	1.0
Measured at fair value [member] | Foreign exchange collar contract [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	4.3	2.8
Derivative Financial Instrument [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	677.8	611.1
Financial liabilities	2,537.2	2,533.3
Derivative Financial Instrument [Member] | Trade receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	262.0
Derivative Financial Instrument [Member] | Trade and other receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		245.6
Derivative Financial Instrument [Member] | Cash and cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	320.1	302.7
Derivative Financial Instrument [Member] | Other financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	20.9	29.0
Derivative Financial Instrument [Member] | Embedded derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	65.7	33.8
Derivative Financial Instrument [Member] | Foreign exchange contracts not designated as hedging instrument [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	8.7
Derivative Financial Instrument [Member] | Interest rate cap [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	0.4
Derivative Financial Instrument [Member] | Borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Non-current borrowings	2,194.2	2,246.9
Current borrowings	0.5	0.8
Financial liabilities	2,194.7	2,247.7
Derivative Financial Instrument [Member] | Trade payables [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	221.0	176.3
Derivative Financial Instrument [Member] | Lease liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	81.5	75.1
Derivative Financial Instrument [Member] | Other financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	25.3	30.3
Derivative Financial Instrument [Member] | Foreign exchange forward contract [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	10.5	1.0
Derivative Financial Instrument [Member] | Foreign exchange collar contract [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	4.3	2.8
Derivative Financial Instrument [Member] | Measured at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	603.1	577.4
Financial liabilities	328.2	282.6
Derivative Financial Instrument [Member] | Measured at amortized cost [member] | Trade receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	262.0
Derivative Financial Instrument [Member] | Measured at amortized cost [member] | Trade and other receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		245.6
Derivative Financial Instrument [Member] | Measured at amortized cost [member] | Cash and cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	320.1	302.7
Derivative Financial Instrument [Member] | Measured at amortized cost [member] | Other financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	20.9	29.0
Derivative Financial Instrument [Member] | Measured at amortized cost [member] | Borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Current borrowings	0.5	0.8
Financial liabilities	0.5	0.8
Derivative Financial Instrument [Member] | Measured at amortized cost [member] | Trade payables [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	221.0	176.3
Derivative Financial Instrument [Member] | Measured at amortized cost [member] | Lease liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	81.5	75.1
Derivative Financial Instrument [Member] | Measured at amortized cost [member] | Other financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	25.3	30.3
Derivative Financial Instrument [Member] | Level 2 | Measured at fair value [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	74.8	33.8
Financial liabilities	2,209.0	2,250.7
Derivative Financial Instrument [Member] | Level 2 | Measured at fair value [member] | Embedded derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	65.7	33.8
Derivative Financial Instrument [Member] | Level 2 | Measured at fair value [member] | Foreign exchange contracts not designated as hedging instrument [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	8.7
Derivative Financial Instrument [Member] | Level 2 | Measured at fair value [member] | Interest rate cap [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	0.4
Derivative Financial Instrument [Member] | Level 2 | Measured at fair value [member] | Borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Non-current borrowings	2,194.2	2,246.9
Financial liabilities	2,194.2	2,246.9
Derivative Financial Instrument [Member] | Level 2 | Measured at fair value [member] | Foreign exchange forward contract [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	10.5	1.0
Derivative Financial Instrument [Member] | Level 2 | Measured at fair value [member] | Foreign exchange collar contract [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 4.3	$ 2.8